SEGMENT INFORMATION (Schedule of Segment Results by Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		$ 797	$ 7,370	$ 4,825
Impairment		24,295	26,932	41,755
Result after impairment		(23,498)	(19,562)	(36,930)
Unallocated expenses	[1]	(614)	(665)	(738)
Operating loss		(24,112)	(20,227)	(37,668)
Net financing expense (Note 8)		(5,885)	(2,956)	(2,207)
Loss before tax		(29,997)	(23,183)	(39,875)
Income tax credit (Note 9)		1,006	525	1,214
Loss for the year on continuing operations		(28,991)	(22,658)	(38,661)
Profit/loss for the year on discontinued operations (Note 10)		77	568	(1,609)
Loss for the year		(28,914)	(22,090)	(40,270)
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		5,239	5,514	3,744
Impairment		14,562	19,095	9,194
Result after impairment		(9,323)	(13,581)	(5,450)
Loss before tax		(14,439)	(18,402)	(8,863)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(4,334)	1,900	1,125
Impairment		9,733	7,837	32,561
Result after impairment		(14,067)	(5,937)	(31,436)
Loss before tax		(20,318)	(9,590)	(35,821)
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(108)	(44)	(44)
Impairment
Result after impairment		(108)	(44)	(44)
Loss before tax		$ 4,760	$ 4,809	$ 4,809

[1]	Unallocated expenses represent head office general and administration costs of the Group which cannot be allocated to the results of any specific geographical area.